Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Concentration of Credit Risk
The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across multiple participant-directed fund elections. With the exception of the Intel Stock Fund, the investments within each participant-directed fund election are further diversified into varied financial instruments.
The Intel Stock Fund invests in a single security, the trading value of which is used to determine the entire fair value of the Intel Stock Fund. Policies have been established by the IPC to limit the Plan’s risk exposure through prudent diversification and investment of the Plan’s assets.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.